Related-Party Disclosures - Schedule of Transactions With Related Parties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Joint Ventures Where Entity is Venturer [member]
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 39.8	$ 40.6
Distributions Paid	0.3	1.3
Amounts Owed by Related Parties	10.2	11.1
Associates [member]
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	4.3	10.2
Distributions Paid	0.2	0.7
Amounts Owed by Related Parties	$ 1.0	$ 0.8